UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.8%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 8.35%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$ 2,330,332
Series 2018-1A, Class E, 11.25%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,551,575
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.17%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,256,030
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.039%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	2,809,581
Apidos CLO XX, Series 2015-20A, Class DR, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,115,543
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,641,647
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,323,337
Series 2018-49A, Class E, 10.973%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,020,779
Ares XXXIIR CLO, Ltd.:
Series 2014-32RA, Class C, 7.764%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,571,150
Series 2014-32RA, Class D, 10.714%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	823,860
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,312,497
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 7.85%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,226,098
Series 2018-1A, Class C, 7.86%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,111,440
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 7.973%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,449,929
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 12.20%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,436,244
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 8.936%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,225,292
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 8.18%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,523,037
Series 2018-5BA, Class D, 11.20%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,092,484
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 10.85%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,318,003
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 7.85%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$ 1,345,261
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 11.96%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,056,182
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,607,811
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.979%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	938,099
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.11%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,839,470
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 8.199%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,340,442
Series 2018-1A, Class D, 10.949%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	3,915,365
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.09%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,250	1,121,783
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.38%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,830,428
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,736,656
BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class E, 11.745%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,330,272
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 12.821%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,920,356
BlueMountain CLO, Ltd.:
Series 2015-3A, Class CR, 7.85%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,415,342
Series 2015-3A, Class DR, 10.65%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,409,553
Series 2016-3A, Class DR, 7.964%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,333,716
Series 2016-3A, Class ER, 10.814%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,211,859
Series 2018-1A, Class D, 8.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,112,523
Series 2018-1A, Class E, 11.249%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,547,639
Bryant Park Funding, Ltd., Series 2023-20A, Class D, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)(3)	5,250	5,197,500
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,014,976

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2016-1A, Class DR, 8.06%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	$3,000	$ 2,730,122
Series 2016-1A, Class ER, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,217,550
Series 2016-2A, Class ER, 11.26%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	3,637,586
Series 2018-1A, Class D, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,699,309
Series 2018-1A, Class E, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,212,837
Series 2019-2A, Class ER, 12.01%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,377,101
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 8.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,649,897
Series C17A, Class DR, 11.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	2,963,709
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 8.751%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,243,209
Series 2012-3A, Class DR2, 11.751%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,225,802
Series 2014-3RA, Class C, 8.242%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	891,016
Series 2014-3RA, Class D, 10.692%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,737,165
Series 2014-4RA, Class C, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,438,611
Series 2014-4RA, Class D, 10.91%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,836,630
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.586%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,640,198
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 11.85%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	931,771
CIFC Funding, Ltd., Series 2022-4A, Class D, 8.536%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,640,702
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 8.11%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,324,530
Series 2018-55A, Class E, 10.66%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,744,206
Series 2022-112A, Class E, 12.541%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,940,168
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.86%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,407,908
Series 2015-41A, Class ER, 10.56%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,027,839
Series 2016-42A, Class DR, 8.19%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,308,428
Series 2016-42A, Class ER, 10.81%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	2,859,753
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	$1,950	$ 1,817,264
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.136%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,911,092
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.031%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	1,750	1,738,265
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.905%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	3,809,582
Galaxy XXV CLO, Ltd.:
Series 2015-19A, Class D1R, 11.803%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,666,848
Series 2018-25A, Class D, 8.355%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,291,357
Series 2018-25A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,108,372
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.55%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,642,015
Series 2018-37A, Class E, 11.00%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,530,396
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 11.95%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,132,895
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 12.065%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,240,998
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 9.06%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	1,821,942
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.239%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,858,328
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.65%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	927,338
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 8.373%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,759,504
Series 2018-2A, Class E, 11.023%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,192,656
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 11.862%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,550	1,452,893
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.036%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,361,730
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.289%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,867,082
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 11.181%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,807,445

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 8.36%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	$2,500	$ 2,340,391
Series 2016-22A, Class ER, 11.32%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,654,338
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 10.85%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,734,006
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.568%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,386,322
OCP CLO, Ltd.:
Series 2022-24A, Class D, 8.849%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	464,128
Series 2022-24A, Class E, 12.469%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	913,315
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	2,941,406
Series 2015-1A, Class DR4, 11.415%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,708,728
Series 2018-1A, Class C, 7.762%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,812,464
Series 2018-1A, Class D, 10.412%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,775,029
Series 2018-2A, Class D, 10.86%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,804,678
Series 2021-2A, Class E, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	944,246
Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	5,500	5,066,583
Series 2022-3A, Class E, 13.029%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,227,601
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.973%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,250	1,091,344
RAD CLO 11, Ltd., Series 2021-11A, Class E, 11.51%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	750	703,391
RAD CLO 14, Ltd., Series 2021-14A, Class E, 11.76%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	1,050	952,642
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 8.36%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,279,285
Series 2018-2A, Class D, 11.21%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,097,782
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 8.455%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,283,199
Series 2018-3A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,694,923
Security	Principal Amount (000's omitted)	Value
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 11.755%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	$2,875	$ 2,466,581
Symphony CLO, Ltd., Series 2022-37A, Class D1, 9.676%, (3 mo. SOFR + 5.43%), 10/20/34(1)(2)	2,500	2,492,962
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 8.15%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,168,909
Series 2016-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	3,948,644
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.51%, (3 mo. SOFR + 3.46%), 7/20/31(1)(2)	2,500	2,158,458
Series 2018-9A, Class D, 11.56%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	3,500	2,589,514
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 8.56%, (3 mo. SOFR + 3.51%), 10/20/31(1)(2)	5,000	4,342,012
Series 2018-10A, Class D, 11.50%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	5,000	3,888,903
Voya CLO, Ltd.:
Series 2014-1A, Class DR2, 11.244%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	3,250	2,676,073
Series 2015-3A, Class CR, 8.46%, (3 mo. SOFR + 3.41%), 10/20/31(1)(2)	2,500	2,076,084
Series 2015-3A, Class DR, 11.51%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	5,500	4,127,435
Series 2016-3A, Class CR, 8.512%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,711,971
Series 2016-3A, Class DR, 11.342%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	2,375	1,704,293
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 8.15%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,843,301
Series 2015-1A, Class DR, 10.75%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,098,162
Wellfleet CLO, Ltd.:
Series 2021-3A, Class E, 12.36%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	1,050	896,221
Series 2022-1A, Class D, 9.126%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	929,625
Series 2022-1A, Class E, 12.846%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,300	2,057,375
Series 2022-2A, Class E, 13.542%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	1,000	967,611
Total Asset-Backed Securities (identified cost $335,632,910)		$ 296,008,075

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.3%
Security	Shares	Value
Aerospace and Defense — 0.0%(4)
IAP Global Services, LLC(5)(6)(7)	168	$ 751,491
		$ 751,491
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Class A(6)(7)	342,076	$ 3,078,684
		$ 3,078,684
Electronics/Electrical — 0.0%(4)
Skillsoft Corp.(6)(7)	1,010,393	$ 1,242,783
		$ 1,242,783
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(5)(6)(7)	792,089	$ 0
		$ 0
Investment Companies — 0.0%(4)
Aegletes B.V.(6)(7)	138,671	$ 808,910
Jubilee Topco, Ltd., Class A(5)(6)	2,563,805	0
		$ 808,910
Nonferrous Metals/Minerals — 0.0%(4)
ACNR Holdings, Inc., Class A(6)(7)	30,298	$ 2,794,991
		$ 2,794,991
Oil and Gas — 0.0%(4)
AFG Holdings, Inc.(5)(6)(7)	281,241	$ 840,911
McDermott International, Ltd.(6)(7)	1,382,889	592,844
QuarterNorth Energy, Inc.(7)	6,269	874,917
		$ 2,308,672
Radio and Television — 0.0%(4)
Clear Channel Outdoor Holdings, Inc.(6)(7)	482,097	$ 612,263
Cumulus Media, Inc., Class A(6)(7)	371,654	1,306,364
iHeartMedia, Inc., Class A(6)(7)	205,018	711,412
		$ 2,630,039
Retailers (Except Food and Drug) — 0.0%(4)
David’s Bridal, LLC(5)(6)(7)	195,511	$ 0
Phillips Pet Holding Corp.(5)(6)(7)	2,960	224,250
		$ 224,250
Security	Shares	Value
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(5)(6)(7)	390,679	$ 3,770,052
		$ 3,770,052
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(7)	359,046	$ 2,897,502
		$ 2,897,502
Total Common Stocks (identified cost $67,259,095)		$ 20,507,374

Corporate Bonds — 9.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,509,438
6.75%, 8/15/28(1)	3,825	3,889,226
		$ 5,398,664
Air Transport — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	19,300	$ 18,974,676
5.75%, 4/20/29(1)	14,475	13,774,050
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,828,932
4.625%, 4/15/29(1)	5,050	4,575,688
		$ 42,153,346
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	2,650	$ 2,720,493
Clarios Global, L.P., 6.75%, 5/15/25(1)	2,183	2,189,141
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	4,478	4,462,316
		$ 9,371,950
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,625	$ 3,387,617
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,100	1,065,410
		$ 4,453,027

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Business Equipment and Services — 1.2%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,475	$ 2,389,109
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)		20,725	18,062,149
4.625%, 6/1/28(1)		27,575	23,983,629
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		9,125	9,093,734
5.75%, 4/15/26(1)		17,950	17,837,696
			$ 71,366,317
Chemicals — 0.3%
Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		1,075	$ 1,025,956
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	2,049,561
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		5,464	5,018,903
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		10,050	8,582,700
			$ 16,677,120
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		15,600	$ 14,697,930
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		6,050	5,678,179
			$ 20,376,109
Communications Equipment — 0.1%
CommScope, Inc., 4.75%, 9/1/29(1)		7,038	$ 5,689,844
			$ 5,689,844
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)		2,525	$ 2,480,741
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		6,325	5,700,438
4.375%, 10/15/28(1)		10,100	8,903,705
			$ 17,084,884
Diversified Financial Services — 0.3%
AG Issuer, LLC, 6.25%, 3/1/28(1)		11,581	$ 10,776,641
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		3,350	3,447,234
NFP Corp., 7.50%, 10/1/30(1)		3,350	3,286,510
			$ 17,510,385
Security	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services — 1.1%
Altice France S.A.:
5.125%, 1/15/29(1)	1,600	$ 1,183,886
5.125%, 7/15/29(1)	63,200	46,783,844
5.50%, 10/15/29(1)	6,455	4,837,898
Level 3 Financing, Inc., 3.875%, 11/15/29(1)	11,175	8,171,347
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,539,681
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	4,000	3,032,908
		$ 70,549,564
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$ 9,246,302
		$ 9,246,302
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	6,025	$ 5,869,465
		$ 5,869,465
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	12,010	$ 6,773,700
Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	17,514,545
		$ 24,288,245
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	9,650	$ 7,005,321
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,412	2,164,770
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,208	1,224,411
		$ 10,394,502
Health Care — 0.8%
HCA, Inc., 5.25%, 4/15/25	1,250	$ 1,253,363
Medline Borrower, L.P., 3.875%, 4/1/29(1)	25,150	22,027,708
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	1,861,622
Tenet Healthcare Corp., 4.25%, 6/1/29	25,375	23,303,128
		$ 48,445,821
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	37,975	$ 32,957,720
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,482,376
		$ 35,440,096

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Household Products — 0.0%(4)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,300	$ 1,204,333
		$ 1,204,333
Insurance — 0.0%(4)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$ 641,579
NFP Corp., 4.875%, 8/15/28(1)	1,000	911,130
		$ 1,552,709
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	7,525	$ 6,484,554
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	15,090,394
		$ 21,574,948
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,475	$ 3,269,687
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,375	21,127,309
		$ 24,396,996
Machinery — 0.2%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	12,300	$ 10,832,961
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,633,232
		$ 15,466,193
Media — 0.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(8)	6,700	$ 456,437
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,975	2,320,164
5.25%, 8/15/27(1)	2,500	1,977,947
6.375%, 5/1/26	1,159	996,539
8.375%, 5/1/27	2,101	1,388,727
Univision Communications, Inc.:
4.50%, 5/1/29(1)	10,075	8,692,337
7.375%, 6/30/30(1)	12,850	12,343,074
		$ 28,175,225
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	12,175	$ 12,132,388
		$ 12,132,388
Security	Principal Amount* (000's omitted)	Value
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$ 4,911,150
		$ 4,911,150
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$ 7,317,945
		$ 7,317,945
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	$ 5,951,231
		$ 5,951,231
Retailers (Except Food and Drug) — 0.0%(4)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$ 1,490,436
		$ 1,490,436
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$ 4,841,464
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	9,600	8,258,064
		$ 13,099,528
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$ 11,330,325
		$ 11,330,325
Telecommunications — 0.4%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	17,200	$ 14,751,236
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	8,777,671
		$ 23,528,907
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$ 802,669
SRS Distribution, Inc., 4.625%, 7/1/28(1)	5,100	4,497,003
		$ 5,299,672

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$ 6,572,560
		$ 6,572,560
Total Corporate Bonds (identified cost $677,058,987)		$ 598,320,187

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	384,000	$ 15,943,680
Total Exchange-Traded Funds (identified cost $17,625,066)		$ 15,943,680

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(5)(6)(7)	9,245	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	14,309	$ 8,013,040
		$ 8,013,040
Retailers (Except Food and Drug) — 0.0%(4)
David’s Bridal, LLC:
Series A, 8.00% (PIK)(5)(6)(7)	5,438	$ 0
Series B, 10.00% (PIK)(5)(6)(7)	22,162	0
		$ 0
Total Preferred Stocks (identified cost $1,794,236)		$ 8,013,040

Senior Floating-Rate Loans — 110.3%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.5%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	$ 4,351,129
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Aernnova Aerospace S.A.U.: (continued)
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,071	$ 1,115,674
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	4,300	4,477,572
Dynasty Acquisition Co., Inc.:
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		28,956	28,490,072
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		15,571	15,320,537
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.659%, (3 mo. USD LIBOR + 6.50%), 7/18/23(5)		1,188	942,241
TransDigm, Inc.:
Term Loan, 8.148%, (SOFR + 3.25%), 2/22/27		29,594	29,676,053
Term Loan, 8.148%, (SOFR + 3.25%), 8/24/28		34,904	34,929,327
WP CPP Holdings, LLC, Term Loan, 9.03%, (3 mo. USD LIBOR + 3.75%), 4/30/25		35,389	32,557,551
			$ 151,860,156
Airlines — 0.7%
American Airlines, Inc., Term Loan, 10.00%, (3 mo. USD LIBOR + 4.75%), 4/20/28		36,000	$ 36,306,000
United Airlines, Inc., Term Loan, 8.77%, (1 mo. USD LIBOR + 3.75%), 4/21/28		8,629	8,613,671
			$ 44,919,671
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 8.732%, (SOFR + 3.75%), 3/8/30		5,475	$ 5,454,469
			$ 5,454,469
Auto Components — 2.2%
Adient US, LLC, Term Loan, 8.268%, (1 mo. USD LIBOR + 3.25%), 4/10/28		7,981	$ 7,992,042
Clarios Global, L.P., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	31,981	34,880,848
DexKo Global, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	1,115	1,129,737
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	3,604	3,651,214
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	6,931	7,021,195
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28		14,330	13,685,389
Garrett LX I S.a.r.l.:
Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	17,397	18,834,086

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
Garrett LX I S.a.r.l.: (continued)
Term Loan, 8.657%, (3 mo. USD LIBOR + 3.25%), 4/30/28	6,304	$ 6,209,440
Garrett Motion, Inc., Term Loan, 4/28/30(10)	13,200	12,820,500
LTI Holdings, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/6/25	8,115	7,925,168
Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 7/24/26	8,010	7,834,383
Truck Hero, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 1/31/28	16,488	15,045,305
		$ 137,029,307
Automobiles — 0.8%
Bombardier Recreational Products, Inc., Term Loan, 7.082%, (1 mo. USD LIBOR + 2.00%), 5/24/27	35,368	$ 34,566,513
MajorDrive Holdings IV, LLC, Term Loan, 9.00%, (3 mo. USD LIBOR + 4.00%), 6/1/28	15,964	15,580,256
		$ 50,146,769
Beverages — 0.3%
Arterra Wines Canada, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/24/27	3,422	$ 3,351,294
City Brewing Company, LLC, Term Loan, 8.76%, (3 mo. USD LIBOR + 3.50%), 4/5/28	6,396	2,664,978
Triton Water Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 3/31/28	12,299	11,690,436
		$ 17,706,708
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.45%, (1 mo. USD LIBOR + 2.50%), 3/12/26	12,767	$ 12,543,908
Alltech, Inc., Term Loan, 9.097%, (SOFR + 4.00%), 10/13/28	6,877	6,670,535
Grifols Worldwide Operations USA, Inc., Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 11/15/27	9,268	9,045,028
		$ 28,259,471
Building Products — 1.1%
Cornerstone Building Brands, Inc., Term Loan, 8.24%, (SOFR + 3.25%), 4/12/28	20,035	$ 18,231,402
CPG International, Inc., Term Loan, 7.582%, (SOFR + 2.50%), 4/28/29	14,875	14,833,421
LHS Borrower, LLC, Term Loan, 9.832%, (SOFR + 4.75%), 2/16/29	10,881	8,541,910
MI Windows and Doors, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/18/27	6,383	6,381,497
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
Oscar AcquisitionCo, LLC, Term Loan, 9.498%, (SOFR + 4.50%), 4/29/29		5,001	$ 4,845,764
Standard Industries, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 9/22/28		13,134	13,116,399
			$ 65,950,393
Capital Markets — 5.5%
Advisor Group, Inc., Term Loan, 9.525%, (1 mo. USD LIBOR + 4.50%), 7/31/26		36,062	$ 35,901,886
AllSpring Buyer, LLC, Term Loan, 8.163%, (3 mo. USD LIBOR + 3.00%), 11/1/28		8,271	8,252,333
Aretec Group, Inc.:
Term Loan, 9.332%, (SOFR + 4.25%), 10/1/25		25,649	25,580,510
Term Loan, 3/8/30(10)		10,925	10,811,194
Brookfield Property REIT, Inc., Term Loan, 7.582%, (SOFR + 2.50%), 8/27/25		5,664	5,502,715
CeramTec AcquiCo GmbH, Term Loan, 6.448%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	14,461	15,447,062
Citadel Securities, L.P., Term Loan, 8.097%, (SOFR + 3.00%), 2/2/28		2,488	2,482,577
Clipper Acquisitions Corp., Term Loan, 6.608%, (1 mo. USD LIBOR + 1.75%), 3/3/28		7,835	7,796,111
Edelman Financial Center, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 4/7/28		22,397	21,734,425
EIG Management Company, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 2/22/25		2,684	2,673,686
FinCo I, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 6/27/25		19,622	19,621,704
Focus Financial Partners, LLC:
Term Loan, 7.482%, (SOFR + 2.50%), 6/30/28		10,886	10,768,685
Term Loan, 8.232%, (SOFR + 3.25%), 6/30/28		27,591	27,466,460
Franklin Square Holdings, L.P., Term Loan, 7.332%, (SOFR + 2.35%), 8/1/25		6,518	6,501,547
Greenhill & Co., Inc., Term Loan, 8.203%, (3 mo. USD LIBOR + 3.25%), 4/12/24		5,488	5,409,215
Guggenheim Partners, LLC, Term Loan, 8.148%, (SOFR + 3.25%), 12/12/29		32,516	32,488,895
HighTower Holdings, LLC, Term Loan, 9.01%, (1 mo. USD LIBOR + 4.00%), 4/21/28		9,311	8,947,111
Hudson River Trading, LLC, Term Loan, 8.097%, (SOFR + 3.00%), 3/20/28		29,890	28,149,560
LPL Holdings, Inc., Term Loan, 6.653%, (SOFR + 1.75%), 11/12/26		19,253	19,235,185
Mariner Wealth Advisors, LLC, Term Loan, 8.404%, (SOFR + 3.25%), 8/18/28		15,145	14,823,601
Victory Capital Holdings, Inc.:
Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26		18,707	18,638,472

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Victory Capital Holdings, Inc.: (continued)
Term Loan, 7.287%, (SOFR + 2.25%), 12/29/28		8,636	$ 8,566,129
			$ 336,799,063
Chemicals — 5.9%
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.898%, (SOFR + 3.00%), 12/20/29		21,894	$ 21,986,760
Chemours Company (The), Term Loan, 5.02%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	5,566	6,102,465
Colouroz Investment 1 GmbH:
Term Loan, 7.465%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	1,164	882,086
Term Loan, 7.466%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	27	20,593
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27		17,474	13,402,625
Flint Group GmbH:
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	1,102	835,097
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	24,132
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	54,949
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	108,874
Term Loan, 10.27%, (USD LIBOR + 5.00%), 9.52% cash, 0.75% PIK, 9/21/23(11)		1,326	909,784
Flint Group US, LLC:
Term Loan, 10.272%, (USD LIBOR + 5.00%), 9.52% cash, 0.75% PIK, 9/21/23(11)		8,020	5,503,449
Term Loan, 10.272%, (USD LIBOR + 5.00%), 9.52% cash, 0.75% PIK, 9/21/23(11)		1,987	1,339,055
Gemini HDPE, LLC, Term Loan, 8.292%, (3 mo. USD LIBOR + 3.00%), 12/31/27		5,818	5,819,954
GEON Performance Solutions, LLC, Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 8/18/28		7,659	7,606,444
Groupe Solmax, Inc., Term Loan, 9.909%, (3 mo. USD LIBOR + 4.75%), 5/29/28		19,975	18,046,442
INEOS Enterprises Holdings II Limited, Term Loan, 5.948%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,552,311
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.491%, (SOFR + 3.50%), 8/28/26		2,459	2,449,332
INEOS Finance PLC, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	9,675	10,255,549
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	26,250	28,071,603
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	4,075	4,445,342
Term Loan, 8.832%, (SOFR + 3.75%), 3/14/30		6,125	6,117,344
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Styrolution US Holding, LLC, Term Loan, 7.847%, (1 mo. USD LIBOR + 2.75%), 1/29/26		12,643	$ 12,616,427
INEOS US Finance, LLC:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	7,846	8,640,014
Term Loan, 7.582%, (SOFR + 2.50%), 11/8/28		6,802	6,676,800
Term Loan, 8.568%, (SOFR + 3.50%), 2/18/30		11,150	11,147,681
Term Loan, 8.832%, (SOFR + 3.75%), 11/8/27		3,440	3,439,637
Kraton Corporation, Term Loan, 8.544%, (SOFR + 3.25%), 3/15/29		6,163	6,160,439
Kraton Polymers Holdings B.V., Term Loan, 6.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,650	5,006,414
Lonza Group AG:
Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	16,900	16,701,712
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 7/3/28		23,044	21,333,900
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 6.38%, (1 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	15,152,587
Term Loan, 8.525%, (1 week USD LIBOR + 3.50%), 9/29/27		5,562	5,557,855
Messer Industries GmbH:
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	1,821	2,003,614
Term Loan, 7.66%, (SOFR + 2.50%), 3/2/26		4,549	4,548,096
Momentive Performance Materials, Inc., Term Loan, 9.482%, (SOFR + 4.50%), 3/29/28		11,950	11,927,594
Olympus Water US Holding Corporation:
Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 11/9/28		4,461	4,244,618
Term Loan, 9.498%, (SOFR + 4.50%), 11/9/28		5,891	5,662,243
Orion Engineered Carbons GmbH:
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,365,324
Term Loan, 7.309%, (3 mo. USD LIBOR + 2.15%), 9/24/28		4,876	4,781,282
PQ Corporation, Term Loan, 7.645%, (3 mo. USD LIBOR + 2.50%), 6/9/28		25,333	25,293,430
Rohm Holding GmbH, Term Loan, 10.102%, (3 mo. USD LIBOR + 5.00%), 7/31/26		11,933	10,163,279
SCUR-Alpha 1503 GmbH, Term Loan, 3/30/30(10)		6,900	6,279,000
Spectrum Holdings III Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,501	5,274,558
Tronox Finance, LLC:
Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 3/10/28		12,836	12,666,344
Term Loan, 8.148%, (SOFR + 3.25%), 4/4/29		3,935	3,917,215

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
W.R. Grace & Co.-Conn., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/22/28		13,035	$ 13,067,088
			$ 360,161,341
Commercial Services & Supplies — 2.0%
Allied Universal Holdco, LLC, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	9,455	$ 9,878,362
Asplundh Tree Expert, LLC, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,189	10,163,278
Belfor Holdings, Inc.:
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 4/6/26		2,273	2,276,130
Term Loan, 9.232%, (SOFR + 4.25%), 4/6/26		4,573	4,573,180
EnergySolutions, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/9/25		18,077	17,529,490
GFL Environmental, Inc., Term Loan, 8.145%, (SOFR + 3.00%), 5/28/27		7,609	7,624,993
Harsco Corporation, Term Loan, 7.347%, (SOFR + 2.25%), 3/10/28		3,807	3,706,061
LABL, Inc., Term Loan, 10.082%, (1 mo. USD LIBOR + 5.00%), 10/29/28		9,406	9,289,436
Monitronics International, Inc., Term Loan, 12.773%, (3 mo. USD LIBOR + 7.50%), 3/29/24		14,934	8,064,256
Phoenix Services International, LLC:
DIP Loan, 14.97%, (SOFR + 12.00%), 5/29/23		1,751	1,681,385
DIP Loan, 16.982%, (SOFR + 12.00%), 5/29/23		3,639	3,493,740
Term Loan, 0.00%, 3/1/25(8)		11,350	1,299,145
Prime Security Services Borrower, LLC, Term Loan, 7.608%, (1 mo. USD LIBOR + 2.75%), 9/23/26		17,804	17,799,195
SITEL Group, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	7,719,039
SITEL Worldwide Corporation, Term Loan, 8.76%, (1 mo. USD LIBOR + 3.75%), 8/28/28		13,477	13,448,798
Tempo Acquisition, LLC, Term Loan, 7.982%, (SOFR + 3.00%), 8/31/28		4,220	4,223,231
TruGreen Limited Partnership, Term Loan, 9.082%, (1 mo. USD LIBOR + 4.00%), 11/2/27		2,363	2,184,977
			$ 124,954,696
Communications Equipment — 0.2%
CommScope, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 4/6/26		4,508	$ 4,187,793
Digi International, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 11/1/28		5,122	5,109,070
			$ 9,296,863
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials — 0.3%
Quikrete Holdings, Inc.:
Term Loan, 7.65%, (1 mo. USD LIBOR + 2.63%), 2/1/27		4,767	$ 4,745,380
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/18/29		11,360	11,329,084
			$ 16,074,464
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III B.V., Term Loan, 9/29/28(10)	EUR	7,550	$ 8,220,556
			$ 8,220,556
Containers & Packaging — 2.0%
Berlin Packaging, LLC, Term Loan, 8.616%, (USD LIBOR + 3.75%), 3/11/28(11)		9,730	$ 9,555,373
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.257%, (SOFR + 4.18%), 4/13/29		11,761	11,515,612
Kouti B.V.:
Term Loan, 5.873%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	32,750	34,210,703
Term Loan, 7.562%, (1 week EURIBOR + 4.75%), 8/31/28	EUR	5,525	6,080,390
Pregis TopCo Corporation:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 7/31/26		1,625	1,602,903
Term Loan, 8.847%, (SOFR + 3.75%), 7/31/26		2,346	2,315,154
Pretium PKG Holdings, Inc.:
Term Loan, 9.167%, (3 mo. USD LIBOR + 4.00%), 10/2/28		7,777	6,237,915
Term Loan - Second Lien, 11.864%, (3 mo. USD LIBOR + 6.75%), 10/1/29		7,100	4,402,000
Proampac PG Borrower, LLC, Term Loan, 8.976%, (SOFR + 3.75%), 11/3/25		20,914	20,639,554
Trident TPI Holdings, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/17/24		10,334	10,332,635
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 9/15/28		6,528	6,352,869
Term Loan, 9/15/28(10)		7,454	7,279,498
			$ 120,524,606
Distributors — 0.4%
Autokiniton US Holdings, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 4/6/28		22,403	$ 22,040,310
Phillips Feed Service, Inc., Term Loan, 12.01%, (1 mo. USD LIBOR + 7.00%), 11/13/24(5)		541	432,581
Winterfell Financing S.a.r.l., Term Loan, 7.926%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,678,995
			$ 25,151,886

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 1.0%
Ascend Learning, LLC:
Term Loan, 8.582%, (SOFR + 3.50%), 12/11/28		12,535	$ 11,464,142
Term Loan - Second Lien, 10.832%, (SOFR + 5.75%), 12/10/29		5,243	4,614,122
FrontDoor, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 6/17/28		958	941,972
KUEHG Corp.:
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25		34,949	34,774,432
Term Loan - Second Lien, 13.409%, (3 mo. USD LIBOR + 8.25%), 8/22/25		4,075	3,988,406
Sotheby's, Term Loan, 9.76%, (3 mo. USD LIBOR + 4.50%), 1/15/27		5,413	5,412,632
			$ 61,195,706
Diversified Financial Services — 0.3%
Concorde Midco, Ltd., Term Loan, 7.052%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 8,051,614
Zephyr Bidco Limited, Term Loan, 8.96%, (SONIA + 4.75%), 7/23/25	GBP	8,400	9,960,249
			$ 18,011,863
Diversified Telecommunication Services — 3.3%
CenturyLink, Inc., Term Loan, 7.347%, (SOFR + 2.25%), 3/15/27		28,839	$ 19,677,796
GEE Holdings 2, LLC:
Term Loan, 13.018%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,869	9,671,465
Term Loan - Second Lien, 13.268%, (3 mo. USD LIBOR + 8.25%), 3/23/26		7,607	4,697,305
Telenet Financing USD, LLC, Term Loan, 6.948%, (1 mo. USD LIBOR + 2.00%), 4/30/28		28,225	27,663,012
Telenet International Finance S.a.r.l., Term Loan, 5.184%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	3,065	3,268,997
UPC Broadband Holding B.V.:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	5,650	6,093,441
Term Loan, 5.859%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	13,150	14,250,008
UPC Financing Partnership, Term Loan, 7.873%, (1 mo. USD LIBOR + 2.93%), 1/31/29		22,025	21,756,559
Virgin Media Bristol, LLC:
Term Loan, 7.448%, (1 mo. USD LIBOR + 2.50%), 1/31/28		22,643	22,324,503
Term Loan, 8.198%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	496,063
Virgin Media Ireland Limited, Term Loan, 6.397%, (1 mo. EURIBOR + 3.46%), 7/15/29	EUR	12,500	13,368,022
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Virgin Media SFA Finance Limited:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	10,800	$ 11,575,117
Term Loan, 7.46%, (SONIA + 3.25%), 1/15/27	GBP	11,825	14,099,443
Zayo Group Holdings, Inc., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,438	4,100,230
Ziggo B.V., Term Loan, 6.102%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	26,500	27,846,341
			$ 200,888,302
Electrical Equipment — 0.0%(4)
AZZ, Inc., Term Loan, 9.247%, (SOFR + 4.25%), 5/13/29		2,174	$ 2,177,106
			$ 2,177,106
Electronic Equipment, Instruments & Components — 1.0%
Creation Technologies, Inc., Term Loan, 10.723%, (3 mo. USD LIBOR + 5.50%), 10/5/28		14,494	$ 12,826,935
II-VI Incorporated, Term Loan, 7.847%, (SOFR + 2.75%), 7/2/29		1,541	1,537,717
Ingram Micro, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/30/28		6,031	5,939,839
Minimax Viking GmbH, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,894	2,085,583
Mirion Technologies, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/20/28		2,357	2,355,896
Robertshaw US Holding Corp., Term Loan, 8.688%, (3 mo. USD LIBOR + 3.50%), 2/28/25		20,598	11,122,653
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25		19,515	16,896,928
Verisure Holding AB, Term Loan, 6.262%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	10,550	11,192,795
			$ 63,958,346
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 12.614%, (1 mo. USD LIBOR + 13.00%), 2/1/26(5)(12)		2,198	$ 1,978,474
Term Loan, 18.16%, (3 mo. USD LIBOR + 13.00%), 13.16% cash, 5.00% PIK, 2/1/26(5)		17,235	15,511,744
Lealand Finance Company B.V.:
Letter of Credit, 4.29%, 6/28/24(12)		10,000	8,550,000
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 6.025% cash, 3.00% PIK, 6/30/25		3,382	2,260,278
			$ 28,300,496

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction — 1.2%
Aegion Corporation, Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 5/17/28		17,765	$ 17,482,239
American Residential Services, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/15/27		8,489	8,425,157
APi Group DE, Inc.:
Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 10/1/26		11,043	11,045,018
Term Loan, 7.768%, (1 mo. USD LIBOR + 2.75%), 1/3/29		5,176	5,182,610
Centuri Group, Inc., Term Loan, 7.459%, (USD LIBOR + 2.50%), 8/27/28(11)		9,196	9,138,735
Northstar Group Services, Inc.:
Term Loan, 10.491%, (SOFR + 5.50%), 11/12/26		1,988	1,987,500
Term Loan, 10.597%, (SOFR + 5.50%), 11/12/26		13,139	13,105,883
USIC Holdings, Inc., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/12/28		6,711	6,591,520
			$ 72,958,662
Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Term Loan, 7.946%, (1 mo. USD LIBOR + 3.00%), 4/22/26		21,252	$ 16,360,461
City Football Group Limited, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/21/28		12,062	11,820,724
Crown Finance US, Inc., DIP Loan, 15.049%, (SOFR + 10.00%), 9/7/23(11)		11,341	11,571,706
Formula One Holdings Limited., Term Loan, 8.482%, (SOFR + 3.25%), 1/15/30		2,500	2,507,552
Playtika Holding Corp., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 3/13/28		29,913	29,815,171
Renaissance Holding Corp.:
Term Loan, 9.732%, (1 mo. USD LIBOR + 4.75%), 4/5/30		14,357	14,119,237
Term Loan - Second Lien, 12.025%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,125,060
UFC Holdings, LLC, Term Loan, 8.05%, (3 mo. USD LIBOR + 2.75%), 4/29/26		14,783	14,765,959
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	384	388,022
Term Loan, 11.359%, (EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27(11)	EUR	2,596	1,573,420
			$ 106,047,312
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/2/26		9,001	$ 8,981,555
			$ 8,981,555
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services — 0.3%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(8)		16,160	$ 1,777,645
Walker & Dunlop, Inc., Term Loan, 7.332%, (SOFR + 2.25%), 12/16/28		14,047	13,930,132
			$ 15,707,777
Food Products — 1.5%
8th Avenue Food & Provisions, Inc., Term Loan, 9.768%, (1 mo. USD LIBOR + 4.75%), 10/1/25		7,289	$ 6,532,766
Badger Buyer Corp., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/30/24		9,543	7,666,328
CHG PPC Parent, LLC:
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,159,725
Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 12/8/28		6,262	6,206,960
Del Monte Foods, Inc., Term Loan, 9.314%, (SOFR + 4.25%), 5/16/29		6,608	6,502,703
Froneri International, Ltd.:
Term Loan, 5.067%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,574,044
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 1/29/27		8,751	8,648,785
Monogram Food Solutions, LLC, Term Loan, 9.063%, (1 mo. USD LIBOR + 4.00%), 8/28/28		6,532	6,368,421
Nomad Foods Europe Midco Limited, Term Loan, 8.561%, (SOFR + 3.75%), 11/12/29		14,317	14,340,005
Sovos Brands Intermediate, Inc., Term Loan, 8.773%, (3 mo. USD LIBOR + 3.50%), 6/8/28		9,191	9,113,671
United Petfood Group B.V., Term Loan, 6.038%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	9,025	9,571,727
Valeo F1 Company Limited (Ireland):
Term Loan, 7.239%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	9,450	8,934,319
Term Loan, 8.927%, (SONIA + 5.00%), 6/28/28	GBP	5,500	5,616,103
			$ 93,235,557
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/5/28		24,957	$ 24,937,909
			$ 24,937,909
Health Care Equipment & Supplies — 1.4%
Artivion, Inc., Term Loan, 8.66%, (SOFR + 3.50%), 6/1/27		6,541	$ 6,090,845
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28		9,135	8,587,311

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Gloves Buyer, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/29/27		18,354	$ 17,620,071
ICU Medical, Inc., Term Loan, 7.548%, (SOFR + 2.50%), 1/8/29		8,019	7,959,691
Journey Personal Care Corp., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 3/1/28		30,804	24,026,978
Medline Borrower, L.P.:
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 10/23/28	EUR	1,000	1,081,584
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/23/28		21,824	21,222,719
			$ 86,589,199
Health Care Providers & Services — 5.8%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/7/28		14,936	$ 14,898,288
Biogroup-LCD, Term Loan, 5.602%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	11,000	11,083,053
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.898%, (SOFR + 8.00%), 1/15/26		14,748	10,618,501
CAB, Term Loan, 5.852%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,850	8,027,124
Cano Health, LLC, Term Loan, 9.082%, (SOFR + 4.00%), 11/23/27		7,648	6,098,922
CCRR Parent, Inc., Term Loan, 8.78%, (1 mo. USD LIBOR + 3.75%), 3/6/28		5,262	5,156,755
Cerba Healthcare S.A.S.:
Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	20,800	21,045,858
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 2/15/29	EUR	8,600	8,911,146
CHG Healthcare Services, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 9/29/28		7,903	7,867,334
Covis Finco S.a.r.l., Term Loan, 11.548%, (SOFR + 6.50%), 2/18/27		13,443	7,695,831
Dedalus Finance GmbH, Term Loan, 6.969%, (3 mo. EURIBOR + 3.75%), 7/17/27	EUR	14,150	14,071,682
Elsan S.A.S., Term Loan, 6.103%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,150	4,441,929
Ensemble RCM, LLC, Term Loan, 8.895%, (SOFR + 3.75%), 8/3/26		3,645	3,646,109
Envision Healthcare Corporation:
Term Loan, 12.923%, (SOFR + 7.88%), 3/31/27		6,718	5,408,111
Term Loan - Second Lien, 9.148%, (SOFR + 4.25%), 3/31/27		47,025	6,936,238
IVC Acquisition, Ltd.:
Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	20,825	22,037,156
Term Loan, 7.703%, (SONIA + 4.50%), 2/13/26	GBP	1,050	1,250,310
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc.:
Term Loan, 8.241%, (SOFR + 3.25%), 11/1/28		15,251	$ 14,814,859
Term Loan - Second Lien, 11.991%, (SOFR + 7.00%), 11/1/29		9,500	8,597,500
Mehilainen Yhtiot Oy, Term Loan, 6.54%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,475	6,954,652
Midwest Physician Administrative Services, LLC, Term Loan, 8.409%, (3 mo. USD LIBOR + 3.25%), 3/12/28		10,081	9,555,301
National Mentor Holdings, Inc.:
Term Loan, 8.748%, (SOFR + 3.75%), 3/2/28		576	445,697
Term Loan, 8.815%, (SOFR + 3.75%), 3/2/28(11)		20,677	15,998,948
Term Loan - Second Lien, 12.248%, (SOFR + 7.25%), 3/2/29		6,475	3,885,000
Option Care Health, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/27/28		2,055	2,055,102
Pediatric Associates Holding Company, LLC:
Term Loan, 7.517%, (3 mo. USD LIBOR + 3.25%), 12/29/28(12)		387	383,072
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/29/28		2,545	2,517,749
Phoenix Guarantor, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/5/26		24,179	23,810,808
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 3/5/26		4,457	4,388,861
Radiology Partners, Inc., Term Loan, 9.347%, (SOFR + 4.25%), 7/9/25		21,715	16,087,472
Ramsay Generale de Sante S.A., Term Loan, 6.261%, (3 mo. EURIBOR + 3.05%), 4/22/27	EUR	7,400	8,130,278
Select Medical Corporation, Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 3/6/25		56,458	56,380,273
Sound Inpatient Physicians, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 6/27/25		2,579	1,971,371
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,834,501
TTF Holdings, LLC, Term Loan, 9.063%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,644	5,644,322
U.S. Anesthesia Partners, Inc., Term Loan, 9.098%, (1 mo. USD LIBOR + 4.25%), 10/1/28		16,384	15,723,700
			$ 359,373,813
Health Care Technology — 1.7%
Bracket Intermediate Holding Corp., Term Loan, 9.287%, (3 mo. USD LIBOR + 4.25%), 9/5/25		3,426	$ 3,401,595
Certara, L.P., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,330	9,272,063

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
eResearchTechnology, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 2/4/27		9,612	$ 9,138,264
GHX Ultimate Parent Corporation, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/28/24		845	842,122
Imprivata, Inc.:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 12/1/27		15,274	14,828,925
Term Loan, 9.232%, (SOFR + 4.25%), 12/1/27		3,598	3,539,909
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/18/28		17,622	15,213,654
Term Loan - Second Lien, 11.775%, (1 mo. USD LIBOR + 6.75%), 12/17/29		9,625	5,790,034
Navicure, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 10/22/26		10,080	10,071,651
PointClickCare Technologies, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 12/29/27		4,310	4,293,838
Symplr Software, Inc., Term Loan, 9.645%, (SOFR + 4.50%), 12/22/27		9,393	8,524,086
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25		21,471	21,473,293
			$ 106,389,434
Hotels, Restaurants & Leisure — 4.3%
1011778 B.C. Unlimited Liability Company, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/19/26		24,077	$ 23,894,481
Bally's Corporation, Term Loan, 8.198%, (1 mo. USD LIBOR + 3.25%), 10/2/28		9,347	9,021,129
Carnival Corporation:
Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	9,596	10,540,377
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 6/30/25		4,091	4,075,528
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/18/28		40,191	39,605,141
ClubCorp Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 9/18/24		23,511	22,273,881
Fertitta Entertainment, LLC, Term Loan, 8.982%, (SOFR + 4.00%), 1/27/29		29,778	29,097,237
GVC Holdings (Gibraltar) Limited, Term Loan, 6.74%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	20,792	22,927,759
Hilton Grand Vacations Borrower, LLC, Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 8/2/28		9,949	9,919,480
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.27%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,944	5,156,528
Playa Resorts Holding B.V., Term Loan, 9.14%, (SOFR + 4.25%), 1/5/29		20,972	20,965,767
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings, L.P., Term Loan, 7.053%, (3 mo. EURIBOR + 4.00%), 4/4/29	EUR	1,000	$ 1,080,551
Scientific Games International, Inc., Term Loan, 7.981%, (SOFR + 3.00%), 4/14/29		7,925	7,925,038
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 8/25/28		13,363	13,329,665
Stars Group Holdings B.V. (The):
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	13,491,602
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 7/21/26		33,996	33,977,187
			$ 267,281,351
Household Durables — 1.7%
ACProducts, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 5/17/28		20,481	$ 16,246,278
Libbey Glass, Inc., Term Loan, 13.46%, (SOFR + 8.50%), 8.71% cash, 4.75% PIK, 11/22/27(11)		19,532	19,630,094
Serta Simmons Bedding, LLC:
Term Loan, 0.00%, 8/10/23(8)		13,843	13,721,923
Term Loan - Second Lien, 0.00%, 8/10/23(8)		45,758	27,225,911
Solis IV B.V.:
Term Loan, 6.67%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	4,700	4,824,496
Term Loan, 8.373%, (SOFR + 3.50%), 2/26/29		18,058	16,391,118
Spectrum Brands, Inc., Term Loan, 6.96%, (3 mo. USD LIBOR + 2.00%), 3/3/28		4,900	4,860,187
			$ 102,900,007
Household Products — 0.6%
Energizer Holdings, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 12/22/27		7,789	$ 7,760,237
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.703%, (3 mo. USD LIBOR + 3.75%), 12/22/26		9,857	9,630,418
Term Loan, 11.023%, (SOFR + 6.00%), 12/22/26		5,678	5,607,149
Nobel Bidco B.V., Term Loan, 5.942%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	12,550	12,088,725
			$ 35,086,529
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Company, L.P., Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 1/15/25		10,547	$ 10,549,619
Calpine Corporation:
Term Loan, 7.03%, (1 mo. USD LIBOR + 2.00%), 4/5/26		3,190	3,182,831

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corporation: (continued)
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 12/16/27		5,157	$ 5,144,889
			$ 18,877,339
Industrial Conglomerates — 0.3%
Rain Carbon GmbH, Term Loan, 5.969%, (3 mo. EURIBOR + 2.75%), 1/16/25	EUR	15,875	$ 16,967,661
			$ 16,967,661
Insurance — 1.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.376%, (SOFR + 3.50%), 11/5/27		2,887	$ 2,869,914
Term Loan, 8.51%, (1 mo. USD LIBOR + 3.50%), 11/6/27		14,039	13,949,694
AmWINS Group, Inc.:
Term Loan, 7.268%, (1 mo. USD LIBOR + 2.25%), 2/19/28		22,261	22,092,472
Term Loan, 7.832%, (SOFR + 2.75%), 2/19/28		8,479	8,450,490
AssuredPartners, Inc., Term Loan, 8.482%, (SOFR + 3.50%), 2/12/27		5,321	5,250,302
Financiere CEP S.A.S., Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	5,242	5,648,025
Hub International Limited:
Term Loan, 8.021%, (USD LIBOR + 3.00%), 4/25/25(11)		15,478	15,470,936
Term Loan, 8.511%, (3 mo. USD LIBOR + 3.25%), 4/25/25		6,973	6,970,953
NFP Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 2/15/27		27,773	27,248,770
Ryan Specialty Group, LLC, Term Loan, 8.082%, (SOFR + 3.00%), 9/1/27		9,865	9,864,918
			$ 117,816,474
Interactive Media & Services — 0.8%
Adevinta ASA:
Term Loan, 6.015%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	7,241	$ 7,972,643
Term Loan, 7.909%, (3 mo. USD LIBOR + 2.75%), 6/26/28		6,362	6,375,607
Buzz Finco, LLC:
Term Loan, 7.832%, (1 mo. USD LIBOR + 2.75%), 1/29/27		2,748	2,748,885
Term Loan, 8.332%, (SOFR + 2.25%), 1/29/27		549	548,841
Foundational Education Group, Inc., Term Loan, 8.91%, (SOFR + 3.75%), 8/31/28		3,576	3,147,027
Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Getty Images, Inc.:
Term Loan, 8.063%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	$ 2,442,947
Term Loan, 9.503%, (SOFR + 4.50%), 2/19/26(11)		16,141	16,170,851
Match Group, Inc., Term Loan, 6.713%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,591,640
			$ 46,998,441
IT Services — 5.6%
Asurion, LLC:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,435	$ 5,107,349
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,515	10,668,648
Term Loan, 9.082%, (SOFR + 4.00%), 8/19/28		21,653	20,158,680
Term Loan, 9.332%, (SOFR + 4.25%), 8/19/28		7,374	6,898,181
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/31/28		18,610	15,681,828
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/20/29		4,375	3,667,405
Cyxtera DC Holdings, Inc.:
Term Loan, 8.068%, (3 mo. USD LIBOR + 3.00%), 5/1/24		45,767	34,344,197
Term Loan, 9.068%, (3 mo. USD LIBOR + 4.00%), 5/1/24		13,280	9,871,240
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28		31,415	29,505,976
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27		69,587	67,195,229
Go Daddy Operating Company, LLC:
Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 8/10/27		9,847	9,846,563
Term Loan, 8.232%, (SOFR + 3.25%), 11/9/29		52,734	52,859,856
Informatica, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 2.75%), 10/27/28		34,502	34,451,197
NAB Holdings, LLC, Term Loan, 8.048%, (SOFR + 3.00%), 11/23/28		18,368	18,153,206
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28		13,554	5,698,453
team.blue Finco S.a.r.l., Term Loan, 6.715%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	12,375	13,198,534
WEX, Inc., Term Loan, 7.347%, (SOFR + 2.25%), 3/31/28		4,361	4,359,443
			$ 341,665,985
Leisure Products — 0.7%
Accell Group N.V., Term Loan, 7.527%, (6 mo. EURIBOR + 4.50%), 6/14/29	EUR	3,500	$ 3,689,531

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Amer Sports Oyj, Term Loan, 7.898%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	20,475	$ 22,138,385
Fender Musical Instruments Corporation, Term Loan, 8.99%, (SOFR + 4.00%), 12/1/28		4,289	3,993,971
Hayward Industries, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 5/30/28		12,343	12,022,440
SRAM, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 5/18/28		2,116	2,088,369
			$ 43,932,696
Life Sciences Tools & Services — 2.7%
Avantor Funding, Inc.:
Term Loan, 5.515%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	21,419	$ 23,565,889
Term Loan, 7.332%, (SOFR + 2.25%), 11/8/27		8,904	8,909,619
Cambrex Corporation, Term Loan, 8.482%, (SOFR + 3.50%), 12/4/26		5,940	5,908,182
Catalent Pharma Solutions, Inc., Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 2/22/28		786	781,835
Curia Global, Inc., Term Loan, 8.895%, (SOFR + 3.75%), 8/30/26(11)		19,518	17,072,841
ICON Luxembourg S.a.r.l., Term Loan, 7.41%, (SOFR + 2.25%), 7/3/28		59,886	59,904,403
IQVIA, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,620	13,623,295
LGC Group Holdings, Ltd., Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	4,025	4,231,873
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/21/27		3,502	3,370,895
PRA Health Sciences, Inc., Term Loan, 7.126%, (SOFR + 2.25%), 7/3/28		14,921	14,925,458
Sotera Health Holdings, LLC, Term Loan, 8.023%, (3 mo. USD LIBOR + 2.75%), 12/11/26		11,625	11,348,906
			$ 163,643,196
Machinery — 5.6%
AI Alpine AT Bidco GmbH, Term Loan, 6.339%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$ 6,614,157
AI Aqua Merger Sub, Inc., Term Loan, 8.584%, (SOFR + 3.75%), 7/31/28		14,697	14,348,078
Albion Financing 3 S.a.r.l.:
Term Loan, 10.347%, (SOFR + 5.50%), 8/17/26		4,275	4,210,875
Term Loan, 10.523%, (3 mo. USD LIBOR + 5.25%), 8/17/26		20,096	19,709,407
Ali Group North America Corporation, Term Loan, 7.097%, (SOFR + 2.00%), 7/30/29		17,411	17,351,481
Alliance Laundry Systems, LLC, Term Loan, 8.559%, (3 mo. USD LIBOR + 3.50%), 10/8/27		546	544,279
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
American Trailer World Corp., Term Loan, 8.832%, (SOFR + 3.75%), 3/3/28		16,117	$ 14,001,228
Apex Tool Group, LLC, Term Loan, 10.24%, (SOFR + 5.25%), 2/8/29		23,636	20,852,506
Clark Equipment Company, Term Loan, 7.498%, (SOFR + 2.50%), 4/20/29		14,157	14,157,000
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28		26,176	24,523,991
Delachaux Group S.A., Term Loan, 9.773%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,868	4,745,812
Engineered Machinery Holdings, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,943	12,864,032
Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 5/19/28		22,698	22,451,986
Term Loan - Second Lien, 11.159%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,842,500
EWT Holdings III Corp., Term Loan, 7.347%, (SOFR + 2.25%), 4/1/28		7,378	7,341,571
Filtration Group Corporation:
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,542	3,883,944
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/29/25		5,416	5,416,863
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 10/21/28		3,234	3,209,186
Gates Global, LLC, Term Loan, 7.471%, (SOFR + 2.50%), 3/31/27		18,468	18,443,737
Icebox Holdco III, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 12/22/28		15,185	14,634,434
Illuminate Buyer, LLC, Term Loan, 8.597%, (1 mo. USD LIBOR + 3.50%), 6/30/27		881	872,802
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28		27,844	26,854,281
Pro Mach Group, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/31/28		4,798	4,792,631
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.015%, (3 mo. EURIBOR + 5.25%), 11/22/29	EUR	1,000	1,059,202
Term Loan, 9.398%, (SOFR + 4.50%), 11/22/29		5,050	5,026,856
SPX Flow, Inc., Term Loan, 9.582%, (SOFR + 4.50%), 4/5/29		20,377	19,704,780
Titan Acquisition Limited, Term Loan, 8.151%, (3 mo. USD LIBOR + 3.00%), 3/28/25		30,039	28,834,691
TK Elevator Topco GmbH, Term Loan, 6.567%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	12,100	12,880,234

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		6	$ 6,067
Zephyr German BidCo GmbH, Term Loan, 6.645%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	13,675	13,986,481
			$ 345,165,092
Media — 2.5%
Charter Communications Operating, LLC, Term Loan, 6.795%, (SOFR + 1.75%), 2/1/27(11)		8,903	$ 8,785,673
CSC Holdings, LLC:
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 7/17/25		34,898	33,393,412
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,620	5,321,328
Diamond Sports Group, LLC:
Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26(8)		4,889	4,452,644
Term Loan - Second Lien, 8.167%, (SOFR + 3.25%), 8/24/26(8)		28,442	2,147,342
Gray Television, Inc., Term Loan, 7.418%, (SOFR + 2.50%), 1/2/26		3,553	3,520,719
Hubbard Radio, LLC, Term Loan, 9.28%, (1 mo. USD LIBOR + 4.25%), 3/28/25		7,847	6,434,630
iHeartCommunications, Inc.:
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,127	979,732
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 5/1/26		3,165	2,753,708
Magnite, Inc., Term Loan, 10.043%, (USD LIBOR + 5.00%), 4/28/28(11)		6,534	6,322,641
Mission Broadcasting, Inc., Term Loan, 7.348%, (1 mo. USD LIBOR + 2.50%), 6/2/28		4,028	4,024,222
Nexstar Broadcasting, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 9/18/26		1,167	1,165,687
Recorded Books, Inc., Term Loan, 8.997%, (SOFR + 4.00%), 8/29/25		19,758	19,716,952
Sinclair Television Group, Inc.:
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 9/30/26		5,333	4,795,408
Term Loan, 8.03%, (1 mo. USD LIBOR + 3.00%), 4/1/28		25,315	21,541,635
Univision Communications, Inc.:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 3/15/24		7,611	7,623,715
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/15/26		23,312	23,198,594
			$ 156,178,042
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining — 0.9%
American Consolidated Natural Resources, Inc., Term Loan, 21.27%, (3 mo. USD LIBOR + 16.00%), 18.27% cash, 3.00% PIK, 9/16/25		358	$ 359,677
Dynacast International, LLC:
Term Loan, 9.458%, (3 mo. USD LIBOR + 4.50%), 7/22/25		16,451	15,299,032
Term Loan, 13.958%, (3 mo. USD LIBOR + 9.00%), 10/22/25		2,941	2,220,340
PMHC II, Inc., Term Loan, 9.304%, (SOFR + 4.25%), 4/23/29		4,183	3,677,920
WireCo WorldGroup, Inc., Term Loan, 9.25%, (1 mo. USD LIBOR + 4.25%), 11/13/28		6,762	6,728,608
Zekelman Industries, Inc., Term Loan, 7.018%, (3 mo. USD LIBOR + 2.00%), 1/24/27		26,917	26,687,153
			$ 54,972,730
Oil, Gas & Consumable Fuels — 1.4%
Centurion Pipeline Company, LLC:
Term Loan, 10.25%, (USD Prime + 2.25%), 9/29/25		3,362	$ 3,369,418
Term Loan, 11.00%, (USD Prime + 3.00%), 9/28/25		2,000	2,003,437
Freeport LNG Investments, LLP, Term Loan, 8.75%, (3 mo. USD LIBOR + 3.50%), 12/21/28		9,327	9,077,626
GIP II Blue Holding, L.P., Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 9/29/28		19,168	19,158,000
Matador Bidco S.a.r.l., Term Loan, 9.582%, (SOFR + 4.50%), 10/15/26		33,633	33,493,867
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.193%, (SOFR + 3.25%), 10/5/28		6,528	6,465,911
Oxbow Carbon, LLC, Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 10/17/25		6,178	6,178,234
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.025%, (1 mo. USD LIBOR + 8.00%), 8/27/26		7,607	7,588,345
			$ 87,334,838
Personal Products — 0.3%
HLF Financing S.a.r.l., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 8/18/25		13,873	$ 13,821,348
Rainbow Finco S.a.r.l., Term Loan, 6.697%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	2,895	3,062,402
			$ 16,883,750
Pharmaceuticals — 2.1%
Aenova Holding GmbH, Term Loan, 7.332%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$ 4,323,261

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	12,550	$ 13,643,641
Akorn, Inc., Term Loan, 0.00%, 10/1/25(8)		3,363	823,895
Amneal Pharmaceuticals, LLC, Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 5/4/25		2,602	2,447,533
Bausch Health Companies, Inc., Term Loan, 10.24%, (SOFR + 5.25%), 2/1/27		18,924	15,298,134
Elanco Animal Health Incorporated, Term Loan, 6.653%, (SOFR + 1.75%), 8/1/27		8,004	7,798,669
Horizon Therapeutics USA, Inc.:
Term Loan, 6.813%, (1 mo. USD LIBOR + 1.75%), 3/15/28		8,524	8,520,718
Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 5/22/26		13,469	13,466,445
Jazz Financing Lux S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/5/28		8,364	8,363,544
Mallinckrodt International Finance S.A.:
Term Loan, 10.198%, (1 mo. USD LIBOR + 5.25%), 9/30/27		38,513	27,663,349
Term Loan, 10.448%, (1 mo. USD LIBOR + 5.50%), 9/30/27		12,239	8,781,626
PharmaZell GmbH, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,950	2,077,083
Recipharm AB, Term Loan, 5.882%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	15,275	15,774,307
			$ 128,982,205
Professional Services — 2.6%
AlixPartners, LLP, Term Loan, 6.24%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,116	$ 4,482,984
APFS Staffing Holdings, Inc., Term Loan, 8.97%, (SOFR + 4.00%), 12/29/28(11)		3,960	3,912,975
Apleona Holding GmbH, Term Loan, 6.442%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	10,525	11,144,481
CoreLogic, Inc., Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 6/2/28		17,422	15,681,590
Corporation Service Company, Term Loan, 8.332%, (SOFR + 3.25%), 11/2/29		5,554	5,559,748
Deerfield Dakota Holding, LLC, Term Loan, 8.648%, (SOFR + 3.75%), 4/9/27		10,783	10,453,182
EAB Global, Inc., Term Loan, 8.871%, (USD LIBOR + 3.50%), 8/16/28(11)		15,775	15,435,165
Employbridge Holding Company, Term Loan, 9.927%, (3 mo. USD LIBOR + 4.75%), 7/19/28		22,926	19,403,887
First Advantage Holdings, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 1/31/27		3,606	3,601,210
Neptune Bidco U.S., Inc., Term Loan, 10.004%, (SOFR + 5.00%), 4/11/29		9,175	8,217,359
Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Rockwood Service Corporation, Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 1/23/27	6,273	$ 6,268,265
TMF Group Holding B.V., Term Loan, 5/5/28(10)	5,175	5,142,656
Trans Union, LLC:
Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/16/26	2,485	2,478,749
Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 12/1/28	42,361	42,308,426
Vaco Holdings, LLC, Term Loan, 10.048%, (SOFR + 5.00%), 1/21/29	3,950	3,940,125
		$ 158,030,802
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/21/25	15,481	$ 15,221,229
Term Loan, 8.332%, (SOFR + 3.25%), 1/31/30	14,526	14,172,371
RE/MAX International, Inc., Term Loan, 7.563%, (1 mo. USD LIBOR + 2.50%), 7/21/28	17,980	16,951,524
		$ 46,345,124
Road & Rail — 2.5%
Avis Budget Car Rental, LLC:
Term Loan, 6.847%, (SOFR + 1.75%), 8/6/27	33,946	$ 33,691,395
Term Loan, 8.582%, (SOFR + 3.50%), 3/16/29	4,125	4,133,250
Grab Holdings, Inc., Term Loan, 9.53%, (1 mo. USD LIBOR + 4.50%), 1/29/26	17,537	17,526,112
Hertz Corporation (The):
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/30/28	16,577	16,549,680
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/30/28	3,180	3,174,532
Kenan Advantage Group, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/24/26	16,907	16,847,518
Uber Technologies, Inc., Term Loan, 7.689%, (SOFR + 2.75%), 3/3/30	64,238	64,077,550
		$ 156,000,037
Semiconductors & Semiconductor Equipment — 1.2%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	20,917	$ 20,409,549
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30	7,300	6,474,188
Bright Bidco B.V., Term Loan, 4.045%, (SOFR + 1.00%), 10/31/27	4,212	2,674,497
Entegris, Inc., Term Loan, 7.661%, (SOFR + 2.75%), 7/6/29(11)	2,494	2,497,907

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,630	$ 1,628,258
MaxLinear, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 6/23/28		3,250	3,237,813
MKS Instruments, Inc., Term Loan, 7.814%, (SOFR + 2.75%), 8/17/29		33,510	33,442,281
Synaptics Incorporated, Term Loan, 7.399%, (6 mo. USD LIBOR + 2.25%), 12/2/28		3,189	3,176,917
Ultra Clean Holdings, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 8/27/25		2,894	2,900,748
			$ 76,442,158
Software — 19.0%
Applied Systems, Inc., Term Loan, 9.398%, (SOFR + 4.50%), 9/18/26		68,122	$ 68,334,954
Aptean, Inc.:
Term Loan, 9.221%, (SOFR + 4.25%), 4/23/26		27,461	26,592,206
Term Loan - Second Lien, 12.082%, (SOFR + 7.10%), 4/23/27		6,500	6,069,375
Astra Acquisition Corp.:
Term Loan, 10.275%, (1 mo. USD LIBOR + 5.25%), 10/25/28		14,219	11,611,997
Term Loan - Second Lien, 13.90%, (1 mo. USD LIBOR + 8.88%), 10/25/29		21,995	14,516,510
Banff Merger Sub, Inc.:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	5,946	6,472,936
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/2/25		15,086	14,917,355
Term Loan - Second Lien, 10.525%, (1 mo. USD LIBOR + 5.50%), 2/27/26		9,470	9,185,900
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29		31,646	31,650,624
CentralSquare Technologies, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 8/29/25		22,072	19,790,393
Cloudera, Inc.:
Term Loan, 8.832%, (SOFR + 3.75%), 10/8/28		29,118	28,149,015
Term Loan - Second Lien, 11.082%, (SOFR + 6.00%), 10/8/29		9,450	8,410,500
ConnectWise, LLC, Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/29/28		14,149	13,753,965
Constant Contact, Inc., Term Loan, 9.198%, (3 mo. USD LIBOR + 4.00%), 2/10/28		13,031	12,328,054
Cornerstone OnDemand, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/16/28		17,078	15,177,628
Delta TopCo, Inc., Term Loan, 8.656%, (SOFR + 3.75%), 12/1/27		14,107	13,524,783
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
E2open, LLC, Term Loan, 8.566%, (USD LIBOR + 3.50%), 2/4/28(11)		20,166	$ 20,117,660
ECI Macola Max Holding, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 11/9/27		26,931	26,659,206
Epicor Software Corporation:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/30/27		70,106	69,349,847
Term Loan - Second Lien, 12.832%, (SOFR + 7.75%), 7/31/28		7,650	7,652,387
Finastra USA, Inc.:
Term Loan, 8.655%, (3 mo. USD LIBOR + 3.50%), 6/13/24		59,908	57,223,227
Term Loan - Second Lien, 12.405%, (3 mo. USD LIBOR + 7.25%), 6/13/25		29,000	24,640,952
Fiserv Investment Solutions, Inc., Term Loan, 8.946%, (SOFR + 4.00%), 2/18/27		6,476	6,289,610
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27		28,495	17,310,700
Hyland Software, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 7/1/24		57,442	57,147,863
Term Loan - Second Lien, 11.275%, (1 mo. USD LIBOR + 6.25%), 7/7/25		9,690	9,341,885
IGT Holding IV AB:
Term Loan, 6.165%, (3 mo. EURIBOR + 3.40%), 3/31/28	EUR	6,205	6,668,753
Term Loan, 8.462%, (SOFR + 3.40%), 3/31/28		1,666	1,665,505
Imperva, Inc., Term Loan, 8.859%, (3 mo. USD LIBOR + 4.00%), 1/12/26		4,924	4,599,271
Ivanti Software, Inc.:
Term Loan, 9.212%, (3 mo. USD LIBOR + 4.25%), 12/1/27		15,340	12,414,100
Term Loan - Second Lien, 12.212%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,000	5,523,750
Magenta Buyer, LLC:
Term Loan, 10.03%, (3 mo. USD LIBOR + 4.75%), 7/27/28		36,960	31,305,334
Term Loan - Second Lien, 13.53%, (3 mo. USD LIBOR + 8.25%), 7/27/29		17,275	13,215,375
Marcel LUX IV S.a.r.l.:
Term Loan, 6.552%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	9,150	9,975,264
Term Loan, 8.18%, (SOFR + 3.25%), 3/15/26		11,762	11,688,942
Term Loan, 8.93%, (SOFR + 4.00%), 12/31/27		910	904,287
Maverick Bidco, Inc., Term Loan, 9.057%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,975	11,545,600
McAfee, LLC:
Term Loan, 7.241%, (EURIBOR + 4.00%), 3/1/29(11)	EUR	3,284	3,445,189
Term Loan, 8.653%, (SOFR + 3.75%), 3/1/29		24,600	23,272,582

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
MH Sub I, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 9/13/24		5,244	$ 5,234,748
Mitnick Corporate Purchaser, Inc., Term Loan, 9.895%, (SOFR + 4.75%), 5/2/29		2,200	2,071,436
N-Able International Holdings II, LLC, Term Loan, 7.953%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,640	1,627,559
NortonLifeLock, Inc., Term Loan, 7.082%, (SOFR + 2.00%), 9/12/29		3,912	3,876,275
Open Text Corporation, Term Loan, 8.582%, (SOFR + 3.50%), 1/31/30		29,202	29,220,064
Panther Commercial Holdings, L.P., Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 1/7/28		23,209	22,585,146
Polaris Newco, LLC:
Term Loan, 7.242%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,210	8,974,839
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 6/2/28		7,810	7,255,218
Proofpoint, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 8/31/28		39,530	38,759,051
Term Loan - Second Lien, 11.275%, (1 mo. USD LIBOR + 6.25%), 8/31/29		2,070	1,983,319
Quartz Acquireco, LLC, Term Loan, 4/14/30(10)		10,625	10,591,797
Quest Software US Holdings, Inc., Term Loan, 9.445%, (SOFR + 4.25%), 2/1/29		22,138	19,061,783
RealPage, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/24/28		21,037	20,468,722
Red Planet Borrower, LLC, Term Loan, 8.322%, (SOFR + 3.75%), 10/2/28		16,698	11,563,516
Redstone Holdco 2 L.P., Term Loan, 10.005%, (3 mo. USD LIBOR + 4.75%), 4/27/28		20,802	17,720,796
Sabre GLBL, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27		8,605	6,769,293
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27		5,398	4,217,333
Term Loan, 9.332%, (SOFR + 4.25%), 6/30/28		3,929	3,133,528
Skillsoft Corporation, Term Loan, 10.197%, (SOFR + 5.25%), 7/14/28		11,479	9,848,218
SolarWinds Holdings, Inc., Term Loan, 8.982%, (SOFR + 4.00%), 2/5/27		26,750	26,768,565
Sophia, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/7/27		33,029	32,657,328
SS&C European Holdings S.a.r.l., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,128	5,124,993
SS&C Technologies, Inc.:
Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,782	5,779,312
Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 4/16/25		4,909	4,903,665
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
SS&C Technologies, Inc.: (continued)
Term Loan, 7.332%, (SOFR + 2.25%), 3/22/29		3,147	$ 3,137,824
Term Loan, 7.332%, (SOFR + 2.25%), 3/22/29		4,742	4,728,642
SurveyMonkey, Inc., Term Loan, 8.847%, (SOFR + 3.75%), 10/10/25		9,485	9,461,195
Turing Midco, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 3/24/28		735	734,452
Ultimate Software Group, Inc. (The):
Term Loan, 8.271%, (SOFR + 3.25%), 5/4/26		54,377	53,063,855
Term Loan, 8.895%, (SOFR + 3.75%), 5/4/26		786	773,796
Veritas US, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 9/1/25		16,468	12,705,165
Vision Solutions, Inc., Term Loan, 9.255%, (3 mo. USD LIBOR + 4.00%), 4/24/28		39,457	35,187,257
VS Buyer, LLC, Term Loan, 7.903%, (SOFR + 3.00%), 2/28/27		14,889	14,721,690
			$ 1,167,153,864
Specialty Retail — 2.8%
Belron Finance US, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 2.43%), 4/13/28		8,551	$ 8,549,431
Belron Luxembourg S.a.r.l., Term Loan, 4.97%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,925	4,312,343
Boels Topholding B.V., Term Loan, 6.01%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	8,800	9,595,713
David's Bridal, Inc.:
Term Loan, 12.273%, (3 mo. USD LIBOR + 7.00%), 12/31/24(5)(8)		3,370	0
Term Loan, 15.27%, (3 mo. USD LIBOR + 10.00%), 10.27% cash, 5.00% PIK, 6/23/23(5)(8)		2,780	0
Etraveli Holding AB, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	9,472	10,362,222
Great Outdoors Group, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/6/28		35,455	35,230,124
Harbor Freight Tools USA, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/19/27		35,459	34,528,525
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29		4,870	4,826,928
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27		28,832	28,747,546
LIDS Holdings, Inc., Term Loan, 10.393%, (SOFR + 5.50%), 12/14/26		5,970	5,671,055
Mattress Firm, Inc., Term Loan, 9.39%, (3 mo. USD LIBOR + 4.25%), 9/25/28		17,541	16,324,365
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28		15,469	15,390,122
			$ 173,538,374

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.78%, (3 mo. USD LIBOR + 2.50%), 8/28/26		6,414	$ 6,343,133
			$ 6,343,133
Trading Companies & Distributors — 4.4%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.082%, (SOFR + 2.00%), 1/15/27		22,938	$ 22,880,693
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.703%, (1 mo. USD LIBOR + 1.75%), 1/15/25		23,425	23,340,534
Term Loan, 7.203%, (1 mo. USD LIBOR + 2.25%), 12/1/27		17,887	17,887,316
Beacon Roofing Supply, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 5/19/28		5,199	5,190,818
Core & Main, L.P., Term Loan, 7.627%, (SOFR + 2.50%), 7/27/28(11)		9,594	9,546,253
DXP Enterprises, Inc., Term Loan, 9.955%, (3 mo. USD LIBOR + 5.25%), 12/23/27		9,485	9,437,187
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24		22,035	21,539,202
Hillman Group, Inc. (The):
Term Loan, 3.146%, (3 mo. USD LIBOR + 2.75%), 7/14/28(12)		286	284,743
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 7/14/28		1,176	1,172,378
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27		12,745	11,919,752
Patagonia Bidco Limited, Term Loan, 8.678%, (SONIA + 5.25%), 11/1/28	GBP	20,050	22,457,578
PEARLS (Netherlands) Bidco B.V., Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,449,423
Quimper AB, Term Loan, 5.977%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	27,350	29,236,635
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28		60,685	50,650,302
SRS Distribution, Inc.:
Term Loan, 8.471%, (SOFR + 3.50%), 6/2/28		5,382	5,141,370
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 6/2/28		16,377	15,669,512
White Cap Buyer, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 10/19/27		20,950	20,793,284
			$ 273,596,980
Transportation Infrastructure — 0.0%(4)
Brown Group Holding, LLC, Term Loan, 8.778%, (SOFR + 3.75%), 7/2/29		1,443	$ 1,439,044
			$ 1,439,044
Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 8.898%, (SOFR + 4.00%), 12/17/27	9,909	$ 9,761,687
Digicel International Finance Limited, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 5/28/24	19,019	17,283,879
		$ 27,045,566
Total Senior Floating-Rate Loans (identified cost $7,274,404,330)		$ 6,781,884,874

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)	2,180,552	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(5)(6)(7)	37,742	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(13)	166,235,036	$ 166,235,036
Total Short-Term Investments (identified cost $166,235,035)		$ 166,235,036
Total Investments — 128.2% (identified cost $8,540,009,659)		$ 7,886,912,266
Less Unfunded Loan Commitments — (0.2)%		$ (10,531,439)
Net Investments — 128.0% (identified cost $8,529,478,220)		$ 7,876,380,827
Other Assets, Less Liabilities — (28.0)%		$ (1,726,499,403)
Net Assets — 100.0%		$ 6,149,881,424

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $867,386,505 or 14.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	When-issued security.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2023, the total value of unfunded loan commitments is $9,059,017. See Note 1F for description.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	15,000,000	USD	16,492,181	Citibank, N.A.	5/3/23	$ 36,326	$ —
USD	339,962,178	EUR	312,407,318	Standard Chartered Bank	5/3/23	—	(4,279,586)
EUR	12,000,000	USD	12,877,468	Bank of America, N.A.	5/31/23	366,710	—
EUR	18,000,000	USD	19,077,061	HSBC Bank USA, N.A.	5/31/23	789,205	—
GBP	1,000,000	USD	1,185,497	State Street Bank and Trust Company	5/31/23	72,025	—
USD	879,257	EUR	829,327	Bank of America, N.A.	5/31/23	—	(36,057)
USD	5,948,233	EUR	5,500,000	Bank of America, N.A.	5/31/23	—	(122,015)
USD	66,158,682	EUR	62,368,522	Citibank, N.A.	5/31/23	—	(2,676,298)
USD	1,068,181	EUR	1,000,000	State Street Bank and Trust Company	5/31/23	—	(35,500)
USD	66,162,449	EUR	62,368,522	State Street Bank and Trust Company	5/31/23	—	(2,672,530)
USD	66,160,123	EUR	62,368,522	State Street Bank and Trust Company	5/31/23	—	(2,674,857)

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	66,158,046	EUR	62,368,522	State Street Bank and Trust Company	5/31/23	$ —	$ (2,676,934)
USD	66,143,025	EUR	62,368,526	State Street Bank and Trust Company	5/31/23	—	(2,691,958)
USD	105,208	GBP	87,834	Bank of America, N.A.	5/31/23	—	(5,245)
USD	52,703,531	GBP	44,012,975	State Street Bank and Trust Company	5/31/23	—	(2,643,776)
USD	328,896,198	EUR	297,407,318	Standard Chartered Bank	6/2/23	616,508	—
EUR	11,000,000	USD	11,674,653	Bank of America, N.A.	6/30/23	486,309	—
EUR	39,000,000	USD	42,987,223	Standard Chartered Bank	6/30/23	128,913	—
USD	18,469,545	EUR	16,954,215	Bank of America, N.A.	6/30/23	—	(274,051)
USD	54,443,400	EUR	50,000,000	Goldman Sachs International	6/30/23	—	(833,698)
USD	24,341,658	EUR	22,114,359	JPMorgan Chase Bank, N.A.	6/30/23	—	(106,694)
USD	54,461,050	EUR	50,000,000	Standard Chartered Bank	6/30/23	—	(816,049)
USD	54,458,960	EUR	50,000,000	Standard Chartered Bank	6/30/23	—	(818,139)
USD	54,450,700	EUR	50,000,000	Standard Chartered Bank	6/30/23	—	(826,398)
USD	54,447,420	EUR	50,000,000	Standard Chartered Bank	6/30/23	—	(829,678)
						$2,495,996	$(25,019,463)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $8,363,243,184)	$ 7,710,145,791
Affiliated investment, at value (identified cost $166,235,036)	166,235,036
Cash	50,138,334
Deposits for derivatives collateral — forward foreign currency exchange contracts	25,560,000
Foreign currency, at value (identified cost $17,136,705)	17,129,683
Interest receivable	50,349,923
Dividends receivable from affiliated investment	607,706
Receivable for investments sold	97,766,451
Receivable for open forward foreign currency exchange contracts	2,495,996
Prepaid upfront fees on notes payable	3,576,648
Prepaid expenses	91,621
Other assets	1,511,146
Total assets	$8,125,608,335
Liabilities
Notes payable	$ 1,875,000,000
Cash collateral due to broker	420,000
Payable for investments purchased	61,383,970
Payable for when-issued securities	5,197,500
Payable for open forward foreign currency exchange contracts	25,019,463
Payable to affiliates:
Investment adviser fee	2,764,342
Trustees' fees	9,042
Accrued expenses	5,932,594
Total liabilities	$1,975,726,911
Net Assets applicable to investors' interest in Portfolio	$6,149,881,424

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income	$ 3,199,553
Dividend income from affiliated investment	2,745,524
Interest and other income	360,050,607
Total investment income	$ 365,995,684
Expenses
Investment adviser fee	$ 17,935,041
Trustees’ fees and expenses	45,208
Custodian fee	695,526
Legal and accounting services	173,102
Interest expense and fees	57,593,707
Miscellaneous	205,540
Total expenses	$ 76,648,124
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 104,266
Total expense reductions	$ 104,266
Net expenses	$ 76,543,858
Net investment income	$ 289,451,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (84,412,231)
Foreign currency transactions	3,598,063
Forward foreign currency exchange contracts	(74,222,099)
Net realized loss	$(155,036,267)
Change in unrealized appreciation (depreciation):
Investments	$ 333,214,819
Foreign currency	112,186
Forward foreign currency exchange contracts	(18,966,984)
Net change in unrealized appreciation (depreciation)	$ 314,360,021
Net realized and unrealized gain	$ 159,323,754
Net increase in net assets from operations	$ 448,775,580

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 289,451,826	$ 454,111,028
Net realized gain (loss)	(155,036,267)	61,185,798
Net change in unrealized appreciation (depreciation)	314,360,021	(933,652,683)
Net increase (decrease) in net assets from operations	$ 448,775,580	$ (418,355,857)
Capital transactions:
Contributions	$ 58,338,399	$ 2,156,822,498
Withdrawals	(1,726,737,746)	(2,792,514,701)
Net decrease in net assets from capital transactions	$(1,668,399,347)	$ (635,692,203)
Net decrease in net assets	$(1,219,623,767)	$(1,054,048,060)
Net Assets
At beginning of period	$ 7,369,505,191	$ 8,423,553,251
At end of period	$ 6,149,881,424	$ 7,369,505,191

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2023
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 448,775,580
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(420,897,337)
Investments sold and principal repayments	2,180,916,345
Increase in short-term investments, net	(80,025,073)
Net amortization/accretion of premium (discount)	(8,753,383)
Amortization of prepaid upfront fees on notes payable	1,681,781
Increase in interest receivable	(4,298,634)
Increase in dividends receivable from affiliated investment	(312,144)
Decrease in receivable for open forward foreign currency exchange contracts	1,168,575
Increase in other assets	(1,511,146)
Increase in cash collateral due to brokers	420,000
Increase in payable for open forward foreign currency exchange contracts	17,798,409
Decrease in payable to affiliate for investment adviser fee	(578,327)
Decrease in accrued expenses	(1,183,438)
Decrease in unfunded loan commitments	(6,991,814)
Net change in unrealized appreciation (depreciation) from investments	(333,214,819)
Net realized loss from investments	84,412,231
Net cash provided by operating activities	$ 1,877,406,806
Cash Flows From Financing Activities
Proceeds from capital contributions	$ 58,338,399
Payments for capital withdrawals	(1,726,737,746)
Proceeds from notes payable	150,000,000
Repayments of notes payable	(350,000,000)
Payment of prepaid upfront fees on notes payable	(3,787,500)
Net cash used in financing activities	$(1,872,186,847)
Net increase in cash and restricted cash*	$ 5,219,959
Cash and restricted cash at beginning of period (including foreign currency)	$ 87,608,058
Cash and restricted cash at end of period (including foreign currency)	$ 92,828,017
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 61,157,276
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(3,977).
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2023
Cash	$ 50,138,334
Deposits for derivatives collateral — forward foreign currency exchange contracts	25,560,000
Foreign currency	17,129,683
Total cash and restricted cash as shown on the Statement of Cash Flows	$92,828,017

See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57% (1)	0.52%	0.53%	0.56%	0.55%	0.51%
Interest and fee expense	1.72% (1)	0.47%	0.32%	0.60%	0.88%	0.47%
Total expenses	2.29% (1)(2)	0.99% (2)	0.85%	1.16%	1.43%	0.98%
Net investment income	8.67% (1)	5.16%	4.19%	4.86%	5.63%	4.92%
Portfolio Turnover	6% (3)	27%	28%	30%	17%	29%
Total Return	6.87% (3)	(4.22)%	9.75%	0.39%	2.04%	5.41%
Net assets, end of period (000’s omitted)	$6,149,881	$7,369,505	$8,423,553	$5,449,434	$7,343,453	$10,969,159
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(3)	Not annualized.

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 95.4%, 2.1% and 2.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $17,935,041 or 0.54% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $104,266 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $469,695,928 and $2,146,939,813, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$8,530,593,964
Gross unrealized appreciation	$ 29,336,635
Gross unrealized depreciation	(706,073,239)
Net unrealized depreciation	$ (676,736,604)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit related contingent features in a net liability position was $25,019,463. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $25,140,000 at April 30, 2023.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at  April 30, 2023.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$2,495,996	$(25,019,463)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 853,019	$ (437,368)	$ —	$ (415,651)	$ —
Citibank, N.A.	36,326	(36,326)	—	—	—
HSBC Bank USA, N.A.	789,205	—	(789,205)	—	—
Standard Chartered Bank	745,421	(745,421)	—	—	—
State Street Bank and Trust Company	72,025	(72,025)	—	—	—
	$2,495,996	$(1,291,140)	$(789,205)	$(415,651)	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (437,368)	$ 437,368	$ —	$ —	$ —
Citibank, N.A.	(2,676,298)	36,326	—	2,639,972	—
Goldman Sachs International	(833,698)	—	—	833,698	—
JPMorgan Chase Bank, N.A.	(106,694)	—	—	106,694	—
Standard Chartered Bank	(7,569,850)	745,421	—	6,824,429	—
State Street Bank and Trust Company	(13,395,555)	72,025	—	13,323,530	—
	$(25,019,463)	$1,291,140	$ —	$23,728,323	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(74,222,099)	$(18,966,984)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $1,410,002,000.

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with The Bank of Nova Scotia as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $2.525 billion ($2.825 billion prior to March 6, 2023) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and the Loan Facility is in effect through March 4, 2024. The Portfolio pays (1) an upfront fee equal to 0.15% of the total commitment amount under the Loan Facility, (2) a drawn fee equal to 0.90% per annum on outstanding borrowings (or, during periods prior to March 6, 2023, Term SOFR plus 0.11448% credit spread adjustment plus 4.40% on the outstanding borrowings funded by secondary lenders and a drawn fee equal to 0.90% per annum on outstanding borrowings funded by conduit lenders), and (3) a liquidity fee equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder.
Prior to December 7, 2022, the lenders under the Loan Facility were certain conduits that issued commercial paper and were sponsored by Citibank, N.A. (“Citi”), with certain banks serving as direct lenders and Citi serving as secondary lender and agent for the conduit lenders. The Bank of Nova Scotia became lead agent on December 7, 2022 and, effective March 6, 2023, Citi and the conduit lenders exited the Loan Facility and the facility size decreased from $2.825 billion to $2.525 billion.
Drawn and liquidity fees for the six months ended April 30, 2023 totaled $9,745,496 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Loan Facility on March 6, 2023, the Portfolio paid upfront fees of $3,787,500. These upfront fees are being amortized to interest expense through March 4, 2024. The unamortized balance at April 30, 2023 is approximately $3,577,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2023, the Portfolio had borrowings outstanding under the Loan Facility of $1,875,000,000 at an annual interest rate of 4.95%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2023 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023. For the six months ended April 30, 2023, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,975,828,729 and 4.63%, respectively.
7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $166,235,036, which represents 2.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$86,209,963	$1,345,011,014	$(1,264,985,941)	$ —	$ —	$166,235,036	$2,745,524	166,235,036
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 296,008,075	$ —	$ 296,008,075
Common Stocks	3,872,822	11,047,848	5,586,704	20,507,374
Corporate Bonds	—	598,320,187	—	598,320,187
Exchange-Traded Funds	15,943,680	—	—	15,943,680
Preferred Stocks	—	8,013,040	0	8,013,040
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,752,488,395	18,865,040	6,771,353,435
Warrants	—	0	0	0
Short-Term Investments	166,235,036	—	—	166,235,036
Total Investments	$ 186,051,538	$ 7,665,877,545	$ 24,451,744	$ 7,876,380,827
Forward Foreign Currency Exchange Contracts	$ —	$ 2,495,996	$ —	$ 2,495,996
Total	$ 186,051,538	$ 7,668,373,541	$ 24,451,744	$ 7,878,876,823
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (25,019,463)	$ —	$ (25,019,463)
Total	$ —	$ (25,019,463)	$ —	$ (25,019,463)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 23, 2023